Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	Spinnaker ETF Series
Central Index Key	dei_EntityCentralIndexKey	0001484018
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 19, 2019
Prospectus Date	rr_ProspectusDate	Jun. 19, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Innovation Shares Cannabis ETF | Innovation Shares Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THCX